INCOME TAXES (Schedule of Current and Deferred Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current	$ 10,621	$ (535)	$ 3,309
Deferred	53,581	15,524	(711)
Domestic	59,053	16,193	(1,981)
Foreign	5,149	(1,204)	4,579
Income tax expenses	$ 64,202	$ 14,989	$ 2,598